Cost of Revenue (Details) - Schedule of cost of sales for our retail and wholesale of garment business - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of sales for our retail and wholesale of garment business [Abstract]
Changes in inventories of finished goods and work in progress		$ 83,112	$ 114,905	$ 76,800
Materials consumed in production		1,559,520	2,343,747	43,443
Purchases of finished goods		3,163,622	2,755,152	7,053,841
Labor			460,394	2,887,199
Depreciation			32,405	142,278
Rental
Outsourced manufacturing cost		1,299,947	1,751,272
Outsourced service cost		51,276,130	848,362
Taxes and surcharges *	[1]	32,488	22,202	130,728
Water and electricity			30,528	63,969
Inventory provision		(14,016)	(42,884)	42,919
Others			681	237,561
Foreign currency translation difference		21,011	60,967	35,781
Cost of sales		$ 57,421,814	$ 8,377,731	$ 10,714,519

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).